Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.3%
Brazil — 3.0%
NU Holdings Ltd., Class A*	74,590	$763,802
Raia Drogasil S.A.	173,244	581,077
TOTVS S.A.	120,891	710,544
		2,055,423
China — 25.0%
Alibaba Group Holding Ltd.	142,383	2,355,867
Contemporary Amperex Technology Co., Ltd., Class A	23,500	822,505
H World Group Ltd., ADR	17,439	645,417
KE Holdings, Inc., ADR	55,433	1,113,649
Kweichow Moutai Co., Ltd., Class A	2,895	623,549
Meituan, Class B*	63,076	1,269,245
Midea Group Co., Ltd., Class A	66,454	719,646
NetEase, Inc.	52,459	1,077,645
Shenzhen Inovance Technology Co., Ltd., Class A	95,889	901,926
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	27,965	902,495
Tencent Holdings Ltd.	85,921	5,490,004
Yum China Holdings, Inc.	23,397	1,218,048
		17,139,996
Greece — 1.4%
Eurobank Ergasias Services and Holdings S.A.	357,998	961,675
Hong Kong — 5.4%
AIA Group Ltd.	295,870	2,239,698
Galaxy Entertainment Group Ltd.	167,323	653,896
Hong Kong Exchanges & Clearing Ltd.	18,665	830,298
		3,723,892
India — 17.4%
Bajaj Finance Ltd.	10,937	1,139,513
Cipla Ltd.	62,069	1,043,062
Eicher Motors Ltd.	20,794	1,297,206
Hindustan Unilever Ltd.	28,232	745,531
ICICI Bank Ltd.	108,150	1,699,904
IRB Infrastructure Developers Ltd.	712,097	373,152
Max Healthcare Institute Ltd.	75,455	965,123
NCC Ltd.	171,495	417,590
Polycab India Ltd.	6,499	389,587
Power Grid Corp. of India Ltd.	242,517	820,716
Reliance Industries Ltd.	60,798	903,904
Tata Consultancy Services Ltd.	24,302	1,022,302
Titagarh Rail System Ltd.	44,679	412,735
Titan Co., Ltd.	19,588	699,048
		11,929,373
Indonesia — 2.6%
Avia Avian Tbk PT	23,743,770	580,640
Bank Central Asia Tbk PT	1,653,134	848,529
Bank Rakyat Indonesia Persero Tbk PT	1,447,816	349,983
		1,779,152
	Number of Shares	Value†

Ireland — 0.8%
PDD Holdings, Inc., ADR*	4,571	$540,978
Malaysia — 1.3%
Public Bank Bhd	890,961	889,261
Mexico — 2.9%
Fomento Economico Mexicano S.A.B. de C.V., ADR	12,791	1,248,146
Wal-Mart de Mexico S.A.B. de C.V.	270,230	746,996
		1,995,142
Poland — 1.3%
Dino Polska S.A.*	7,384	861,870
Saudi Arabia — 2.5%
Elm Co.	2,094	541,489
Riyad Bank	136,384	1,195,931
		1,737,420
Singapore — 2.1%
Trip.com Group Ltd.	22,164	1,408,895
South Africa — 2.5%
Clicks Group Ltd.	53,182	982,511
Naspers Ltd., Class N	3,041	754,140
		1,736,651
South Korea — 6.6%
Hyundai Motor Co.	3,801	513,401
KB Financial Group, Inc.	15,338	831,377
Samsung Electronics Co., Ltd.	28,049	1,112,016
Samsung Fire & Marine Insurance Co., Ltd.	4,389	1,071,132
SK Hynix, Inc.	7,272	969,401
		4,497,327
Taiwan — 16.2%
Accton Technology Corp.	69,710	1,235,052
Airtac International Group	17,256	438,243
E Ink Holdings, Inc.	93,491	761,092
Elite Material Co., Ltd.	26,589	445,347
Hon Hai Precision Industry Co., Ltd.	193,541	873,023
MediaTek, Inc.	16,080	693,055
President Chain Store Corp.	206,736	1,565,980
Taiwan Semiconductor Manufacturing Co., Ltd.	180,106	5,072,324
		11,084,116
Thailand — 1.6%
Bangkok Dusit Medical Services PCL, Class F	1,714,319	1,102,495
Turkey — 1.5%
Haci Omer Sabanci Holding AS	139,653	309,065
TAV Havalimanlari Holding AS*	113,038	721,334
		1,030,399
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	300,908	891,769

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Arab Emirates — (continued)
Emaar Properties PJSC	235,813	$854,004
		1,745,773
Uruguay — 1.6%
MercadoLibre, Inc.*	555	1,082,733
TOTAL COMMON STOCKS (Cost $65,154,634)		67,302,571

PREFERRED STOCKS — 1.6%
Brazil — 1.6%
Itau Unibanco Holding S.A. (Cost $935,754)	190,093	1,046,663

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $751,574)	751,574	751,574
TOTAL INVESTMENTS — 101.0% (Cost $66,841,962)		$69,100,808
Other Assets & Liabilities — (1.0)%		(654,311)
TOTAL NET ASSETS — 100.0%		$68,446,497

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PCL— Public Company Limited.
PJSC— Private Joint Stock Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 3/31/2025††
China	25%
India	17
Taiwan	16
South Korea	6
Hong Kong	5
Brazil	4
Mexico	3
Other	24
Total	100%
††	% of total investments as of March 31, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Auto Manufacturers	0.8%	$513,401
Auto Parts & Equipment	1.2	822,505
Banks	11.3	7,600,854
Beverages	2.8	1,871,695
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Chemicals	0.9%	$580,640
Computers	2.3	1,563,791
Diversified Financial Services	4.2	2,801,188
Electric	1.2	820,716
Electrical Components & Equipment	0.6	389,587
Electronics	3.8	2,536,041
Engineering & Construction	2.2	1,512,076
Food	1.3	861,870
Healthcare Products	1.3	902,495
Healthcare Services	3.1	2,067,618
Holding Companies	0.5	309,065
Home Furnishings	1.1	719,646
Household Products & Wares	1.1	745,531
Insurance	4.9	3,310,830
Internet	19.2	12,901,862
Leisure Time	1.9	1,297,206
Lodging	1.9	1,299,313
Miscellaneous Manufacturing	1.9	1,296,325
Oil & Gas	1.3	903,904
Pharmaceuticals	1.5	1,043,062
Real Estate	2.9	1,967,653
Retail	8.6	5,793,660
Semiconductors	11.7	7,846,796
Software	2.7	1,788,189
Telecommunications	1.8	1,235,052
	100.0%	$67,302,571

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